SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) (Parenthetical)	12 Months Ended
Jun. 30, 2025 USD ($)
Income Tax Disclosure [Abstract]
Incurred loss	$ 4,000